Share-based Payments Arrangement - CHIEF Share-based Compensation Plan (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]	12 Months Ended
	Dec. 31, 2023 $ / shares	Aug. 31, 2023 $ / shares	Jul. 31, 2022 $ / shares	Sep. 30, 2021 $ / shares	Nov. 13, 2020 $ / shares	Oct. 31, 2018 $ / shares	Dec. 19, 2017 $ / shares
Grant Date 2017.12.19 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Effective Date	2017.12.18
Grant Date	2017.12.19
Stock Options Units	950
Exercise Price	$ 124.7		$ 124.7	$ 128.7			$ 132.7
Original price	$ 147
Granted Date 2018.10.31 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Effective Date	2017.12.18
Grant Date	2018.10.31
Stock Options Units	50
Exercise Price	$ 130.3		130.3	134.5		$ 138.7
Original price	$ 147
Granted Date 2020.11.13 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Effective Date	2020.09.16
Grant Date	2020.11.13
Stock Options Units	200
Exercise Price	$ 171.7	$ 171.7	$ 193.5	$ 199.7	$ 206
Original price	$ 206